IRS PENALTIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2011
Income Tax Disclosure [Abstract]
Penalties	$ 90,000	$ 90,000	$ 20,000
Accrued tax penalties	$ 70,000	$ 70,000